SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
Description of Common Stock and Class B Convertible Common Stock
With respect to matters that may be submitted to a vote or for the consent of IAC's shareholders generally, including the election of directors, each holder of shares of IAC common stock and IAC Class B common stock vote together as a single class. In connection with any such vote, each holder of IAC common stock is entitled to one vote for each share of IAC common stock held and each holder of IAC Class B common stock is entitled to ten votes for each share of IAC Class B common stock held. Notwithstanding the foregoing, the holders of shares of IAC common stock, acting as a single class, are entitled to elect 25% of the total number of IAC's directors, and, in the event that 25% of the total number of directors shall result in a fraction of a director, then the holders of shares of IAC common stock, acting as a single class, are entitled to elect the next higher whole number of IAC's directors. In addition, Delaware law requires that certain matters be approved by the holders of shares of IAC common stock or holders of IAC Class B common stock voting as a separate class.
Shares of IAC Class B common stock are convertible into shares of IAC common stock at the option of the holder thereof, at any time, on a share-for-share basis. Such conversion ratio will in all events be equitably preserved in the event of any recapitalization of IAC by means of a stock dividend on, or a stock split or combination of, outstanding shares of IAC common stock or IAC Class B common stock, or in the event of any merger, consolidation or other reorganization of IAC with another corporation. Upon the conversion of shares of IAC Class B common stock into shares of IAC common stock, those shares of IAC Class B common stock will be retired and will not be subject to reissue. Shares of IAC common stock are not convertible into shares of IAC Class B common stock.
Except as described herein, shares of IAC common stock and IAC Class B common stock are identical. The holders of shares of IAC common stock and the holders of shares of IAC Class B common stock are entitled to receive, share for share, such dividends as may be declared by IAC's Board of Directors out of funds legally available therefore. In the event of a liquidation, dissolution, distribution of assets or winding-up of IAC, the holders of shares of IAC common stock and the holders of shares of IAC Class B common stock are entitled to receive, share for share, all the assets of IAC available for distribution to its stockholders, after the rights of the holders of any IAC preferred stock have been satisfied.
At December 31, 2013, Mr. Diller, Chairman of the Board and Senior Executive of the Company, holds 5.8 million shares, representing 100% of IAC's outstanding Class B common stock. At December 31, 2013, Mr. Diller held shares representing 43.1% of the outstanding total voting power of the Company.
Description of Preferred Stock
IAC's Board of Directors has the authority to designate, by resolution, the powers, preferences, rights and qualifications, limitations and restrictions of preferred stock issued by IAC without any further vote or action by the shareholders. Any shares of preferred stock so issued would have priority over shares of IAC common stock and shares of IAC Class B common stock with respect to dividend or liquidation rights or both. At December 31, 2013 and 2012 there is no preferred stock issued and outstanding.
Reserved Common Shares
In connection with equity compensation plans, 24.7 million shares of IAC common stock are reserved at December 31, 2013.
Warrants
No warrants were outstanding at December 31, 2013. No warrants were issued during the years ended December 31, 2013, 2012 and 2011. During the years ended December 31, 2012 and 2011, 14.3 million and 3.9 million warrants were exercised, respectively. Some of those warrants were exercised on a cashless or net basis. For the years ended December 31, 2012 and 2011, IAC received proceeds of $284.1 million and $76.0 million, respectively.
Common Stock Repurchases
During 2013 and 2012, the Company purchased 4.5 million and 15.5 million shares of IAC common stock for aggregate consideration, on a trade date basis, of $229.1 million and $716.1 million, respectively.
On April 30, 2013, IAC's Board of Directors authorized the repurchase of up to 10 million shares of IAC common stock. At December 31, 2013, the Company has approximately 8.6 million shares remaining in its share repurchase authorization.